Sale of Esperanza Project	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [Abstract]
Sale of Esperanza Project

14.	SALE OF ESPERANZA PROJECT
On February 28, 2022, the Company announced that it has entered into a binding agreement to sell its non-core Esperanza Gold Project (“Esperanza”) located in Morelos State, Mexico to Zacatecas Silver Corp. (“Zacatecas Silver”) for total consideration of up to $60 million (the “Transaction”). The Transaction closed on April 12, 2022 and was comprised of the following:

(i) $21 million of total consideration upon closing of the Transaction, including:
a.$5 million in cash;
b.$10 million of Zacatecas Silver shares; and
c.A silver metal stream in which Alamos is entitled to receive 20% of the silver produced from Esperanza at a cash price of 20% of the prevailing spot silver price, subject to a maximum of 500,000 ounces of silver delivered to the Company.

(ii) up to $39 million of additional consideration upon the completion of the following milestones ("Milestone Payments"):
a.$5 million within 60 days following Zacatecas Silver receiving approval of the Environmental Impact Assessment Report for Esperanza;
b.$14 million within 60 days of the earlier of (i) completion of a feasibility study on Esperanza, or (ii) Zacatecas Silver announcing a construction decision on Esperanza; and
c.$20 million within 180 days of commencement of commercial production from Esperanza.

The Company measured the Esperanza asset group at the lower of carrying value and fair value less costs to sell (“FVLCS”). The fair value of the expected purchase consideration was used as the basis for determining the asset group's fair value and an estimate of the disposal costs was used as the basis for the costs to sell. In performing this assessment, the Company concluded that the expected fair value less costs to sell of the Esperanza asset group was lower than its carrying value. As a result, the Company recognized a pre‐tax impairment loss of $38.2 million in the first quarter of 2022, inclusive of $0.2 million of transaction costs incurred to date (net of tax – $26.7 million).

As part of the sale, the Company is entitled to receive additional consideration based on Esperanza achieving certain milestones. These proceeds are based on future events, which are not in the Company’s control. The Company must make a determination of the fair value of the Milestone Payments and silver stream on the initial recognition date using the guidance in IFRS 13 Fair value measurement. Subsequent to the initial recognition, the Company will measure changes in the fair value through profit and loss. The determination of the fair value of such consideration requires the Company to make certain assumptions and estimate in relation to certain future events based on the current understanding of the facts and circumstances.

The Company valued the Milestone Payments and silver stream at $23.0 million based on the facts and circumstances at the close of the transaction.

In December 2022, the Company entered into an agreement with Metalla Royalty & Streaming Ltd ("Metalla") to sell a portfolio of non-core royalties, which includes the Esperanza silver stream, for proceeds of $5.0 million in Metalla shares. Based on this transaction, the Company has determined that the purchase consideration of $5.0 million is to be used to determine the fair value of the silver stream. As a result, the company has recorded a fair value adjustment gain of $2.6 million (note 15) and has presented the silver stream as an asset held for sale on the consolidated statement of financial position. The silver stream held for sale is considered to be in level 3 of the fair value hierarchy (note 18).

The Milestone Payments will be revalued at each reporting date, based on management's estimate of the timing and probability of the receipt of the Milestone Payments. An adjustment of $1.1 million was recorded through profit and loss for the year ended December 31, 2022 (note 15) to reflect the passage of time since the close of the transaction and a change in discount rate. The Milestone Payments are recorded as other non-current assets (note 7) on the statement of financial position and are considered to be in level 3 of the fair value hierarchy (note 18).